MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION (Schedule of Revenues) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 447,402	$ 356,554	$ 296,564
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	185,583	123,399	86,759
Australia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	107,539	89,894	88,935
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	57,898	49,214	40,322
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	41,286	42,024	36,373
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	23,109	22,973	20,749
Rest of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 31,987	$ 29,050	$ 23,426